UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7964

                      ACM MANAGED DOLLAR INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)                         ACM Managed Dollar Income Fund
--------------------------------------------------------------------------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-62.5%
Argentina-3.7%
Republic of Argentina
    8.28%, 12/31/33                                           $   2,571     $   2,366,575
Republic of Argentina FRN
    3.01%, 8/03/12(a)                                             4,637         4,184,893
                                                                            --------------
                                                                                6,551,468
                                                                            --------------
Brazil-10.1%
Republic of Brazil
   9.25%, 10/22/10                                                  625           694,688
   10.50%, 7/14/14                                                1,238         1,463,935
   11.00%, 8/17/40(b)                                             2,575         3,090,000
   12.00%, 4/15/10(b)                                             1,150         1,393,225
   12.75%, 1/15/20                                                2,477         3,362,528
   14.50%, 10/15/09                                                 530           688,470
Republic of Brazil-DCB FRN
    Series L
    4.313%, 4/15/12(a)                                              972           934,169
    C-Bonds
    8.00%, 4/15/14(b)                                             6,162         6,300,595
                                                                            --------------
                                                                               17,927,610
                                                                            --------------
Bulgaria-0.3%
Republic of Bulgaria
   8.25%, 1/15/15(c)                                                355           444,282
                                                                            --------------

Colombia-0.9%
Republic of Colombia
    10.75%, 1/15/13                                                 237           287,362
    11.75%, 2/25/20(b)                                            1,020         1,333,650
                                                                            --------------
                                                                                1,621,012
                                                                            --------------
Dominican Republic-0.5%
Dominican Republic
    9.50%, 9/27/11                                                  300           321,000
    9.50%, 9/27/11(c)                                               502           537,140
                                                                            --------------
                                                                                  858,140
                                                                            --------------
Ecuador-1.3%
Republic of Ecuador
   8.00%, 8/15/30(a)(c)                                           2,815         2,364,600
                                                                            --------------

El Salvador-0.7%
Republic of El Salvador
    7.625%, 9/21/34(c)                                              150           162,000
    7.65%, 6/15/35(c)                                               574           571,130
    8.50%, 7/25/11(c)                                               400           460,600
                                                                            --------------
                                                                                1,193,730
                                                                            --------------
Indonesia-0.5%
Republic of Indonesia
    6.75%, 3/10/14(c)                                               945           940,275
                                                                            --------------

Jamaica-0.7%
Government of Jamaica
   9.00%, 6/02/15                                                   486           493,290
   10.625%, 6/20/17                                                 662           726,545
   12.75%, 9/01/07(c)                                                65            75,075
                                                                            --------------
                                                                                1,294,910
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Lebanon-0.5%
Lebanese Republic
    7.875%, 5/20/11(c)                                        $     325     $     320,125
    10.125%, 8/06/08(c)                                             325           346,288
    11.625%, 5/11/16(c)                                             146           165,199
                                                                            --------------
                                                                                  831,612
                                                                            --------------
Mexico-8.3%
United Mexican States
    7.50%, 1/14/12                                                  875           990,063
    8.00%, 9/24/22(b)                                             4,472         5,478,200
    8.125%, 12/30/19(b)                                           5,135         6,290,375
    11.375%, 9/15/16(b)                                           1,296         1,924,560
                                                                            --------------
                                                                               14,683,198
                                                                            --------------
Panama-1.7%
Republic of Panama
    3.75%, 7/17/14 (a)                                              554           542,720
    8.875%, 9/30/27                                                 559           666,608
    9.375%, 7/23/12                                                 170           204,850
    9.375%, 4/01/29                                                 306           377,910
    9.625%, 2/08/11                                                 225           267,750
    10.75%, 5/15/20                                                 680           921,400
                                                                            --------------
                                                                                2,981,238
                                                                            --------------
Peru-1.2%
Republic of Peru
    8.375%, 5/03/16                                                 345           387,263
    8.75%, 11/21/33                                                 566           636,750
    9.125%, 2/21/12                                                 290           339,300
    9.875%, 2/06/15                                                 665           819,613
                                                                            --------------
                                                                                2,182,926
                                                                            --------------
Philippines-3.4%
Republic of Philippines
    8.875%, 3/17/15                                               1,888         1,968,240
    9.00%, 2/15/13                                                   75            78,863
    9.50%, 2/02/30                                                  537           548,009
    9.875%, 1/15/19(b)                                            2,600         2,814,500
   10.625%, 3/16/25                                                 464           519,680
                                                                            --------------
                                                                                5,929,292
                                                                            --------------
Russia-20.1%
Ministry Finance of Russia
    Series V
    3.00%, 5/14/08                                                2,905         2,737,963
    Series VII
    3.00%, 5/14/11                                                1,840         1,619,200
Russian Federation
    5.00%, 3/31/30(a)(c)                                         27,910        31,119,650
                                                                            --------------
                                                                               35,476,813
                                                                            --------------
Turkey-2.9%
Republic of Turkey
    7.375%, 2/05/25                                                 440           435,160
    11.00%, 1/14/13                                                 610           770,125
    11.50%, 1/23/12                                               1,054         1,343,850
    11.75%, 6/15/10                                                 883         1,097,128
    11.875%, 1/15/30(b)                                           1,019         1,469,908
                                                                            --------------
                                                                                5,116,171
                                                                            --------------
Ukraine-1.4%
Ukraine Government
    6.875%, 3/04/11(c)                                              925           973,563
    7.65%, 6/11/13(c)                                               474           522,585
    11.00%, 3/15/07(c)                                              877           925,628
                                                                            --------------
                                                                                2,421,776
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Uruguay-0.8%
Republic of Uruguay
    7.50%, 3/15/15                                            $      93     $      90,675
    7.875%, 1/15/33                                               1,506         1,370,084
    9.25%, 5/17/17                                                  100           108,000
                                                                            --------------
                                                                                1,568,759
                                                                            --------------
Venezuela-3.5%
Republic of Venezuela
     4.15%, 4/20/11 (a)(c)                                          120           109,800
     5.375%, 8/07/10(c)                                             690           641,700
     8.50%, 10/08/14                                                 35            36,278
     9.25%, 9/15/27(b)                                            5,088         5,329,680
                                                                            --------------
                                                                                6,117,458
                                                                            --------------
Total Sovereign Debt Securities
       (cost $86,388,657)                                                     110,505,270
                                                                            --------------

U.S. CORPORATE DEBT OBLIGATIONS-44.7%
Aerospace/Defense-0.7%
DRS Technologies, Inc.
    6.875%, 11/01/13                                                295           305,324
L-3 Communications Corp.
    5.875%, 1/15/15                                                 310           300,700
Sequa Corp.
    9.00%, 8/01/09                                                  210           232,575
TD Funding Corp.
    8.375%, 7/15/11                                                 370           392,200
                                                                            --------------
                                                                                1,230,799
                                                                            --------------
Automotive-1.2%
Asbury Automotive Group, Inc.
    8.00%, 3/15/14                                                  191           184,314
Ford Motor Credit Co.
   4.95%, 1/15/08                                                   340           324,333
Ford Motor Co.
   7.45%, 7/16/31                                                   280           233,748
General Motors Corp.
    7.75%, 3/15/36(d)                                               655           183,400
HLI Operating, Inc.
   10.50%, 6/15/10                                                  276           270,480
Keystone Automotive Operations, Inc.
    9.75%, 11/01/13                                                 370           366,300
TRW Automotive, Inc.
    9.375%, 2/15/13                                                 166           183,845
    11.00%, 2/15/13                                                 156           179,400
United Auto Group, Inc.
    9.625%, 3/15/12                                                 260           277,550
                                                                            --------------
                                                                                2,203,370
                                                                            --------------
Broadcasting & Media-0.4%
Albritton Communications Co.
    7.75%, 12/15/12                                                 405           398,925
Emmis Communications Corp.
    9.314%, 6/15/12(c)                                              140           142,450
Radio One, Inc.
    8.875%, 7/01/11                                                 235           252,331
                                                                            --------------
                                                                                  793,706
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Building & Real Estate-1.8%
Associated Materials, Inc.
    11.25%, 3/01/14(d)                                        $     650     $     412,750
D.R. Horton, Inc.
    6.875%, 5/01/13                                                 310           335,452
KB HOME
    7.75%, 2/01/10                                                  430           451,998
Meritage Homes Corp.
    6.25%, 3/15/15                                                  470           437,100
M/I Homes, Inc.
    6.875%, 4/01/12(c)                                              420           407,400
Schuler Homes, Inc.
    10.50%, 7/15/11                                                 325           358,313
WCI Communities, Inc
   6.625%, 3/15/15                                                  280           256,200
William Lyon Homes, Inc.
    10.75%, 4/01/13                                                 470           509,950
                                                                            --------------
                                                                                3,169,163
                                                                            --------------
Cable-3.6%
Cablevision Systems Corp.
    8.00%, 4/15/12                                                  755           739,900
Charter Communications Operating LLC
    8.00%, 4/30/12(c)                                             1,520         1,512,400
CSC Holdings, Inc.
    6.75%, 4/15/12(c)                                               245           230,300
    7.625%, 7/15/18                                                 370           357,050
DirectTV Holdings LLC
    6.375%, 6/15/15(c)                                              385           383,074
    8.375%, 3/15/13                                                 185           204,887
Echostar DBS Corp.
    6.375%, 10/01/11                                                240           237,900
Insight Midwest LP
    9.75%, 10/01/09                                                 345           357,506
Inmarsat Finance PLC (United Kingdom)
    7.625%, 6/30/12                                                 510           538,049
Intelsat Bermuda Ltd. (Bermuda)
    7.805%, 1/15/12(a)(c)                                           105           106,838
    8.625%, 1/15/15(c)                                              345           363,975
PanAmSat Corp.
   9.00%, 8/15/14                                                    83            90,574
   10.375%, 11/01/14(d)                                             890           611,875
Rogers Cable, Inc. (Canada)
   6.75%, 3/15/15                                                   555           566,100
                                                                            --------------
                                                                                6,300,428
                                                                            --------------
Chemicals-1.1%
Borden Chemical, Inc.
    9.00%, 7/15/14(c)                                               355           361,213
Equistar Chemical Funding LP
    10.125%, 9/01/08                                                430           465,475
    10.625%, 5/01/11                                                130           143,488
Huntsman Advanced Materials LLC
    11.00%, 7/15/10                                                 275           310,750
Huntsman International LLC
    9.875%, 3/01/09                                                 295           315,649
Westlake Chemical Corp.
    8.75%, 7/15/11                                                  270           293,625
                                                                            --------------
                                                                                1,890,200
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Communications-Fixed-2.4%
Cincinnati Bell, Inc.
    8.375%, 1/15/14*                                          $     580     $     594,500
Citizens Communications Co.
    6.25%, 1/15/13                                                  395           382,163
Eircom Funding (Ireland)
    8.25%, 8/15/13                                                  430           466,550
Hawaiian Telecom Communications, Inc.
    9.75%, 5/01/13(c)                                               520           551,200
MCI, Inc.
    7.688%, 5/01/09                                                 240           249,900
Qwest Corp.
    8.875%, 3/05/12                                               1,510         1,642,125
VALOR Telecom Enterprise
   7.75%, 2/15/15(c)                                                385           378,263
                                                                            --------------
                                                                                4,264,701
                                                                            --------------
Communications-Mobile-1.2%
Iridium LLC Capital Corp.
    Series B
    14.00%, 7/15/05(e)                                            3,905           615,037
Nextel Communications, Inc.
    5.95%, 3/15/14                                                  240           249,300
    6.875%, 10/31/13                                                390           416,813
Rogers Wireless, Inc. (Canada)
    7.25%, 12/15/12                                                 300           324,000
Rural Cellular Corp.
    8.25%, 3/15/12                                                  240           250,800
TeleCorp PCS, Inc.
    10.625%, 7/15/10                                                203           214,766
                                                                            --------------
                                                                                2,070,716
                                                                            --------------
Consumer Manufacturing-1.2%
Broder Brothers Co.
    11.25%, 10/15/10                                                577           582,770
Jostens, Inc.
    7.625%, 10/01/12                                                305           301,187
K2, Inc.
    7.375%, 7/01/14                                                 325           342,063
Playtex Products, Inc.
    8.00%, 3/01/11                                                  285           304,594
Rayovac Corp.
    7.375, 2/01/15(c)                                               540           522,450
                                                                            --------------
                                                                                2,053,064
                                                                            --------------
Diversified Media-1.5%
Dex Media East LLC
     9.875%, 11/15/09                                               110           121,275
    12.125%, 11/15/12                                               195           233,513
Dex Media, Inc.
     8.00%, 11/15/13                                                270           286,875
Dex Media West LLC
     8.50%, 8/15/10                                                 160           174,400
     9.875%, 8/15/13                                                521           593,939
PRIMEDIA, Inc.
    8.00%, 5/15/13                                                  315           315,788
    8.875%, 5/15/11                                                 275           288,063
Rainbow National Services LLC
    8.75%, 9/01/12(c)                                               633           691,553
                                                                            --------------
                                                                                2,705,406
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Energy-2.2%
Amerada Hess Corp.
    7.30%, 8/15/31                                            $     395     $     476,594
Chesapeake Energy Corp.
    6.625%, 1/15/16(c)                                              225           232,312
    7.75%, 1/15/15                                                  320           345,600
Grant Prideco, Inc.
     9.00%, 12/15/09                                                325           355,875
Hilcorp Energy
    10.50%, 9/01/10(c)                                              700           773,500
Kerr-McGee Corp.
    6.875%, 9/15/11                                                 680           726,082
Premco Refining Group, Inc.
    9.50%, 2/01/13                                                  250           287,500
Pride International, Inc.
    7.375%, 7/15/14                                                 360           395,100
Universal Compression, Inc.
    7.25%, 5/15/10                                                  220           229,900
                                                                            --------------
                                                                                3,822,463
                                                                            --------------
Entertainment & Leisure-1.2%
Gaylord Entertainment Co.
    8.00%, 11/15/13                                                 285           299,606
Intrawest Corp. (Canada)
     7.50%, 10/15/13                                                195           200,119
NCL Corp. LTD (Bermuda)
    10.625%, 7/15/14(c)                                             465           489,413
Royal Caribbean Cruises, Ltd. (Liberia)
    8.00%, 5/15/10                                                  570           631,275
Universal City Development Partners
    11.75%, 4/01/10                                                 385           441,788
                                                                            --------------
                                                                                2,062,201
                                                                            --------------
Financial-1.4%
Crum & Foster Holdings Corp.
    10.375%, 6/15/13                                                195           211,575
Fairfax Financial Holdings (Canada)
    7.375%, 4/15/18                                                 415           350,674
    7.75%, 4/26/12                                                  495           470,250
Markel Capital Trust I
    Series B
    8.71%, 1/01/46(f)                                               615           681,927
Navistar International
   6.25%, 3/01/12(c)                                                295           284,675
PXRE Capital Trust I
    8.85%, 2/01/27                                                  510           528,830
                                                                            --------------
                                                                                2,527,931
                                                                            --------------
Food/Beverage-0.3%
Del Monte Food Co.
     8.625%, 12/15/12                                               145           159,500
Dole Food Company, Inc.
    8.625%, 5/01/09                                                 240           255,600
    8.875%, 3/15/11                                                  52            55,510
                                                                            --------------
                                                                                  470,610
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Gaming-3.0%
Ameristar Casinos, Inc.
    10.75%, 2/15/09                                           $     215     $     233,813
Argosy Gaming Co.
    9.00%, 9/01/11                                                  220           240,625
Boyd Gaming Corp.
    7.75%, 12/15/12                                                 230           245,812
Harrah's Operating Company, Inc.
    7.875%, 12/15/05                                                215           218,762
MGM Mirage, Inc.
    8.375%, 2/01/11                                                 555           604,950
Mandalay Resort Group
    10.25%, 8/01/07                                                 480           528,000
Mohegan Tribal Gaming
    6.375%, 7/15/09                                                 140           142,800
    7.125%, 8/15/14                                                 630           659,925
Penn National Gaming, Inc.
    6.875%, 12/01/11                                                340           348,500
Park Place Entertainment
    7.00%, 4/15/13                                                  275           305,250
    7.875%, 3/15/10                                                 135           151,200
    9.375%, 2/15/07                                                 230           247,825
Riviera Holdings Corp.
    11.00%, 6/15/10                                                 385           425,425
Seneca Gaming Corp.
    7.25%, 5/01/12                                                  370           382,488
    7.25%, 5/01/12(c)                                               125           129,219
Turning Stone Casino Resort Enterprise
    9.125%, 12/15/10(c)                                             270           285,525
                                                                            --------------
                                                                                5,150,119
                                                                            --------------
Healthcare-3.0%
Concentra Operating Corp.
   9.125%, 6/01/12                                                  175           185,500
   9.50%, 8/15/10                                                   200           213,000
Coventry HealthCare, Inc.
   5.875%, 1/15/12                                                  160           162,800
   6.125%, 1/15/15                                                  170           172,975
Davita, Inc.
   7.25%, 3/15/15(c)                                                490           503,475
Extendicare Health Services
   9.50%, 7/01/10                                                   285           307,800
Genesis HealthCare Corp.
    8.00%, 10/15/13                                                 300           324,750
HCA, Inc.
    6.375%, 1/15/15                                                 625           648,505
    7.875%, 2/01/11                                                 415           456,620
IASIS Healthcare LLC
   8.75%, 6/15/14                                                   400           434,000
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09                                                  345           379,500
Select Medical Corp.
   7.625%, 2/01/15(c)                                               625           618,750
Triad Hospitals, Inc.
   7.00%, 11/15/13                                                  430           441,825
Universal City Florida Holding, Co.
    8.375%, 5/01/10                                                 110           114,675
Universal Hospital Services, Inc.
    10.125%, 11/01/11                                               360           363,600
                                                                            --------------
                                                                                5,327,775
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Hotels & Lodging-0.9%
Host Marriott LP
    9.25%, 10/01/07                                           $     100     $     108,000
    9.50%, 1/15/07                                                  280           296,800
La Quinta Corp.
    8.875%, 3/15/11                                                 340           367,625
Starwood Hotels & Resorts Worldwide, Inc.
    7.875%, 5/01/12                                                 365           411,538
Vail Resorts, Inc.
    6.75%, 2/15/14                                                  325           329,875
                                                                            --------------
                                                                                1,513,838
                                                                            --------------
Index-2.3%
Dow Jones CDX HY
    7.75%, 12/29/09(c)                                            1,173         1,187,813
    8.25%, 6/29/10(c)                                             2,203         2,210,759
TRAINS HY
    8.211%, 8/01/15(a)(c)                                           688           726,601
                                                                            --------------
                                                                                4,125,173
                                                                            --------------
Industrial-1.9%
AMSTED Industries, Inc.
    10.25%, 10/15/11(c)                                             465           502,200
Case New Holland, Inc.
    9.25%, 8/01/11                                                  285           299,249
Dayton Superior Corp.
    10.75%, 9/15/08                                                 395           410,800
FastenTech, Inc.
     11.50%, 5/01/11                                                295           320,075
Goodman Global Holdings, Inc.
    7.875%, 12/15/12 (c)                                            385           356,125
NMHG Holding Co.
    10.00%, 5/15/09                                                 220           231,000
Terex Corp.
    10.375%, 4/01/11                                                340           368,900
TriMas Corp.
    9.875%, 6/15/12                                                 390           327,600
Trinity Industries, Inc.
    6.50%, 3/15/14                                                  480           477,600
                                                                            --------------
                                                                                3,293,549
                                                                            --------------
Insurance-0.4%
Liberty Mutual Group
    5.75%, 3/15/14(c)                                               475           478,182
Royal & Sun Alliance Insurance Group PLC (United Kingdom)
    8.95%, 10/15/29                                                 235           304,092
                                                                            --------------
                                                                                  782,274
                                                                            --------------
Metals/Mining-0.9%
AK Steel Corp.
     7.875%, 2/15/09                                                815           741,650
International Steel Group, Inc.
     6.50%, 4/15/14                                                 407           390,719
Ispat Inland ULC (Canada)
     9.75%, 4/01/14                                                 114           132,810
Peabody Energy Corp.
     6.875%, 3/15/13                                                345           365,700
                                                                            --------------
                                                                                1,630,879
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Paper & Packaging-2.9%
Abitibi-Consolidated, Inc. (Canada)
    8.55%, 8/01/10                                            $     255     $     265,838
Anchor Glass Container Corp.
    11.00%, 2/15/13                                                 285           222,300
Ball Corp.
    6.875%, 12/15/12                                                405           425,250
Berry Plastics Corp.
    10.75%, 7/15/12                                                 355           387,394
Crown Euro Holdings S.A. (France)
    9.50%, 3/01/11                                                  370           408,849
Georgia-Pacific Corp.
    8.875%, 5/15/31                                                 230           284,625
    9.375%, 2/01/13                                                 650           735,313
Graphic Packaging Int'l Corp.
    9.50%, 8/15/13                                                  420           423,150
NewPage Corp.
    10.00%, 5/01/12(c)                                              450           451,125
Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09                                                 670           711,875
Russell-Stanley Holdings, Inc.
    9.00%, 11/30/08(c)(g)(h)                                        913           319,717
Stone Container Corp.
    9.25%, 2/01/08                                                  485           509,250
    9.75%, 2/01/11                                                   12            12,690
                                                                            --------------
                                                                                5,157,376
                                                                            --------------
Restaurants-0.1%
Domino's, Inc.
    8.25%, 7/01/11                                                  237           252,405
                                                                            --------------
Retail-0.2%
J.C. Penney Corporation, Inc.
    8.00%, 3/01/10                                                  375           412,499
                                                                            --------------
Service-2.0%
Allied Waste North America
    6.375%, 4/15/11                                                 545           523,200
    8.875%, 4/01/08                                                 275           288,749
H & E Equipment/Finance
    11.125%, 6/15/12                                                600           661,500
National Waterworks, Inc.
    10.50%, 12/01/12                                                235           264,375
Service Corp. International
    6.50%, 3/15/08                                                  540           552,150
    7.70%, 4/15/09                                                  240           256,800
Stewart Enterprises, Inc.
    6.25% 2/15/13(c)                                                350           346,500
United Rentals North America, Inc.
    6.50%, 2/15/12                                                  404           397,435
Williams Scotsman, Inc.
    9.875%, 6/01/07                                                 285           286,425
                                                                            --------------
                                                                                3,577,134
                                                                            --------------
Supermarket & Drugstore-0.6%
Couche-Tard, Inc.
    7.50%, 12/15/13                                                 298           312,900
Roundy's, Inc.
     Series B
     8.875%, 6/15/12                                                250           257,500
Stater Bros. Holdings, Inc.
    8.125%, 6/15/12                                                 540           526,500
                                                                            --------------
                                                                                1,096,900
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
Technology-1.3%
Amkor Technologies, Inc.
    7.75%, 5/15/13                                            $     265     $     227,900
Celestica, Inc. (Canada)
    7.875%, 7/01/11                                                 605           620,125
Lucent Technologies
    6.45%, 3/15/29                                                  130           116,350
    6.50%, 1/15/28                                                  315           279,563
Nortel Networks Corp. (Canada)
    6.875%, 9/01/23                                                 250           233,750
Telecordia Technologies, Inc.
    10.00%, 3/15/13(c)                                              245           229,075
Unisys Corp.
    6.875%, 3/15/10                                                 410           402,825
    7.875%, 4/01/08                                                 185           186,850
                                                                            --------------
                                                                                2,296,438
                                                                            --------------
Utilities- Electric & Gas-5.0%
Aquila, Inc
    14.875%, 7/01/12                                                235           307,850
AES Corporation
     8.75%, 5/15/13(c)                                               65            72,638
     9.00%, 5/15/15(c)                                              105           117,862
Calpine Corp.
    8.50%, 7/15/10(c)*                                              485           373,449
DPL, Inc.
    6.875%, 9/01/11                                                 225           243,000
DPL Capital Trust II
    8.125%, 9/01/31                                                 370           436,200
Dynegy Holdings, Inc.
    10.125%, 7/15/13(c)                                             555           627,150
Enterprise Products Operating LP
    5.60%, 10/15/14                                                 425           437,347
FirstEnergy Corp.
    6.45%, 11/15/11                                                 470           513,534
Northwest Pipelines Corp.
    8.125%, 3/01/10                                                 280           303,800
NRG Energy, Inc.
    8.00%, 12/15/13(c)                                              348           367,140
Ormat Funding Corp.
    8.25%, 12/30/20                                                 394           397,876
Reliant Energy, Inc.
    6.75%, 12/15/14                                                 300           293,250
    9.50%, 7/15/13                                                  350           388,500
SEMCO Energy, Inc.
    7.125%, 5/15/08                                                 125           127,261
    7.75%, 5/15/13                                                  235           245,297
Southern Natural Gas Co.
    7.35%, 2/15/31                                                  365           388,280
    8.875%, 3/15/10                                                 290           318,109
TECO Energy, Inc.
    6.75%, 5/01/15(c)                                               400           424,000
    7.00%, 5/01/12                                                  380           410,400
TXU Corp
    5.55%, 11/15/14(c)                                              325           315,203
    6.50%, 11/15/24(c)                                              324           317,372
Williams Cos., Inc.
    7.625%, 7/15/19                                               1,225         1,378,125
                                                                            --------------
                                                                                8,803,643
                                                                            --------------
Total U.S. Corporate Debt Obligations
     (cost $83,642,274)                                                        78,984,760
                                                                            --------------

                                                              Principal
                                                                 Amount
                                                                  (000)      U.S. $ Value
------------------------------------------------------------------------------------------
NON-U.S. CORPORATE DEBT OBLIGATIONS-5.9%

Bahamas-0.1%
Sun International Hotels, Ltd.
    8.875%, 8/15/11                                           $     245     $     262,150
                                                                            --------------

Brazil-0.7%
PF Export Receivables Master Trust
    6.436%, 6/01/15(c)                                            1,210         1,241,172
                                                                            --------------

China-0.3%
Chaoda Modern Agriculture
    7.75%, 2/08/10(c)                                               516           497,940
                                                                            --------------

Hong Kong-0.1%
Noble Group, Ltd.
    6.625%, 3/17/15(c)                                              141           130,176
                                                                            --------------

Kazakhstan-0.4%
Hurricane Finance BV
    9.625%, 2/12/10(c)                                              400           438,000
Kazkommerts International BV
    8.50%, 4/16/13(c)                                               350           371,000
                                                                            --------------
                                                                                  809,000
                                                                            --------------
Mexico-2.0%
Innova S. de R.L.
     9.375%, 9/19/13                                              2,865         3,230,288
Vitro Envases
    10.75%, 7/23/11(c)                                              380           368,600
                                                                            --------------
                                                                                3,598,888
                                                                            --------------
Nigeria-0.3%
Central Bank of Nigeria
     6.25%, 11/15/20                                                500           497,500
                                                                            --------------

Romania-0.3%
Mobifon Holdings BV
    12.50%, 7/31/10                                                 425           515,313
                                                                            --------------

Russia-1.3%
Citigroup (JSC Severstal)
     9.25%, 4/19/14(c)                                              464           478,616
Gazprom OAO
    9.625%, 3/01/13(c)                                              890         1,089,698
Mobile Telesystems Finance S.A.
    9.75%, 1/30/08(c)                                               625           669,788
Tyumen Oil Co.
    11.00%, 11/06/07(c)                                              70            77,525
                                                                            --------------
                                                                                2,315,627
                                                                            --------------
Singapore-0.3%
Flextronics International, Ltd.
    6.50%, 5/15/13                                                  480           496,800
                                                                            --------------

Ukraine-0.1%
Dresdner Bank AG (Kyivstar)
    7.75%, 4/27/12(c)                                               100           100,000
                                                                            --------------

Total Non-U.S. Corporate Debt Obligations
     (cost $9,739,703)                                                         10,464,566
                                                                            --------------

                                                             Contracts,
                                                              Shares or
                                                              Principal
                                                                 Amount
                                                                   (000)     U.S. $ Value
------------------------------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED STOCK-0.7%
Sovereign Real Estate Investment Trust
    12.00%(c)                                                 $     870     $   1,261,500
                                                                            --------------
Total Non-Convertible Preferred Stock
     (cost $818,725)                                                            1,261,500
                                                                            --------------
WARRANTS(i)-0.0%
Central Bank of Nigeria
    Warrants, expiring 11/15/20                                   1,000            22,000
Republic of Venezuela
    Warrants, expiring 4/15/20                                    7,140                 -
                                                                            --------------
Total Warrants
     (cost $0)                                                                     22,000
                                                                            --------------
PUT OPTIONS PURCHASED(j)-0.0%
Republic of Ecuador
    Expiring Sep '05 @ 78.45                                    220,000             1,980
                                                                            --------------
Total Put Options Purchased
     (cost $2,750)                                                                  1,980
                                                                            --------------
Total Investments Before Security
    Lending Collateral - 113.8%
    (cost $180,592,109)                                                       201,240,076
                                                                            --------------
INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED - 0.4%
Short-Term Investment
UBS Private Money Market Fund, LLC
   3.15%
   (cost $636,030)                                              636,030           636,030
                                                                            --------------
Total Investments - 114.2%
       (cost $181,228,139)                                                    201,876,106
Other assets less liabilities - (14.2)%                                       (25,028,711)
                                                                            --------------

Net Assets-100.0%                                                           $ 176,847,395
                                                                            --------------

CREDIT DEFAULT SWAP CONTRACTS

                                         Notional                                    Unrealized
Swap Counterparty &                       Amount       Interest    Termination     Appreciation/
Reference Obligation                      (000)          Rate          Date        (Depreciation)
------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
    12.25%, 3/06/30                       1,220           4.14%       4/20/10        $(63,739)

Citigroup Global Markets, Inc
Federal Republic of Hungary
    4.50%, 2/06/13                          350            .50        11/26/13         (5,450)

Citigroup Global Markets, Inc.
Federal Republic of Philippines
   10.625%, 3/16/25                         510            5.60       3/20/14         (31,159)

Deutsche Bank Securities Corp.
Federal Republic of Brazil
    12.25%, 3/06/30                       1,220            4.02       4/20/10         (50,168)

Sale Contracts:

Citigroup Global Markets, Inc.
Federal Republic of Brazil
    12.25%, 3/06/30                       2,562            1.98       4/20/07          48,333

Citigroup Global Markets, Inc.
Federal Republic of Brazil
    12.25%, 3/06/30                         900            4.40       5/20/06          35,850

Citigroup Global Markets, Inc.
Federal Republic of Brazil
    12.25%, 3/06/30                       1,000            6.35       8/20/05          31,554

Citigroup Global Markets, Inc.
Federal Republic of Philippines
    10.625%, 3/16/25                        510            4.95       3/20/09          29,173

Credit Suisse First Boston Int'l.
Federal Republic of Brazil
    12.25%, 3/06/30                         750            6.90       6/20/07          77,931

Deutsche Bank Securities Corp.
Federal Republic of Brazil
    12.25%, 3/06/30                       2,562            1.90       4/20/07          34,252

Morgan Stanley Dean Witter
Federal Republic of Brazil
    12.25%, 3/06/30                         680            3.80       8/20/06          32,583

REVERSE REPURCHASE AGREEMENTS

Broker                             Interest Rate      Maturity            Amount
--------------------------------------------------------------------------------
Barclays Securites                      1.80%         12/30/05       $ 2,420,847
Barclays Securites                      2.45          12/30/05         4,461,762
Barclays Securites                      2.80          12/30/05         4,726,863
Chase Manhattan Bank                    1.50          12/30/05         2,667,571
Chase Manhattan Bank                    2.20          12/30/05         1,198,797
Chase Manhattan Bank                    2.90          12/30/05         1,301,466
Chase Manhattan Bank                    2.95          12/30/05         1,196,598
Merrill Lynch                           0.85          12/30/05         1,334,392
Merrill Lynch                           2.90          12/30/05         3,088,211
Santander Investment Securities         2.30          12/30/05         5,791,502
Santander Investment Securities         2.60          12/30/05         1,453,269
                                                                    ------------
                                                                    $ 29,641,278
                                                                    ============

*     Represents entire or partial securities out on loan.
(a) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2005.
(b) Positions, or portions thereof, with an aggregate market value of $29,832,710 have been segregated to collateralize reverse repurchase agreements.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $65,794,551 or 37.2% of net assets.
(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)   Security is in default and is non-income producing.
(f)   Illiquid security, valued at fair market value.
(g) Security exempt from registration under Rule 144A of the Securites Act of 1933. This security, which represents 0.18% of net assets as of June 30, 2005, is considered illiquid and restricted.

                                     Acquisition     Acquisition      Market     Percentage of
Restricted Security                      Date            Cost         Value        Net Assets
----------------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.         2/26/99-       $5,101,816     $319,717        0.18%
9.00%; 11/30/08                        5/31/05

(h)   Payment in kind (PIK) semi-annual coupon payment.
(i)   Non-income producing security.
(j)   One contract relates to principal amount of $1.00.

Glossary of Terms:

      DCB - Debt Conversion Bond
      FRN - Floating Rate Note

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  August 23, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  August 23, 2005